UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21601

PIMCO Floating Rate Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2008

Date of reporting period:	October 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Strategy Schedule of Investments

October 31, 2007 (unaudited)

Principal
Amount
(000)		Value*
SENIOR LOANS (a)(c)—65.8%
Advertising—1.3%
	PagesJaunes Groupe S.A. (b),
€2,250	7.00%, 1/11/15, Term B	$3,173,810
€2,250	7.50%, 1/11/16, Term C	3,190,899
	West Corp.,
$3,694	7.128%, 10/23/13	3,628,306
4,000	7.468%, 10/23/13	3,929,168
2,124	7.468%, 10/23/13 (e)	2,086,900
137	7.735%, 10/23/13	134,355
		16,143,438
Aerospace—0.1%
1,250	TransDigm Group, Inc., 7.20%, 6/23/13, Term B (b)	1,232,423

Airlines—0.5%
6,930	Northwest Airlines Corp., 7.03%, 8/22/08 (b)	6,687,450

Apparel & Textiles—0.5%
998	Aearo Technologies, Inc., 7.61%, 6/5/14, Term B (b)	966,951
	Hanesbrands, Inc., Term B,
87	6.606%, 10/15/13	85,826
572	6.815%, 10/15/13	564,770
214	7.11%, 10/15/13 (b)	212,253
2,000	Samsonite Corp., 7.488%, 12/20/13, Term B (b)(e)	1,989,166
	Simmons Co., Term C (b),
135	6.875%, 12/19/11	132,510
54	6.938%, 12/19/11	53,004
143	7.00%, 12/19/11	140,460
108	7.125%, 12/19/11	106,008
646	7.375%, 12/19/11	636,047
1,413	7.438%, 12/19/11	1,391,352
86	8.75%, 12/19/11	84,806
		6,363,153
Automotive—2.5%
	Delphi Corp.,
500	7.375%, 12/31/07, Term B	498,438
8,000	7.875%, 12/31/07, Term C	7,989,168
2,000	Dura Operating Corp., 9.606%, 4/28/11 (b)	1,928,126
11,910	Ford Motor Corp., 8.70%, 12/15/13, Term B	11,487,731
2,487	General Motors Corp., 7.615%, 11/29/13	2,445,182
	Hertz Corp.,
556	5.238%, 12/21/12	547,942
2,466	6.86%, 12/21/12, Term B	2,431,833
1,763	6.88%, 12/21/12, Term B	1,738,838
251	6.91%, 12/21/12, Term B	247,861
	Lear Corp., (b),
2,082	7.698%, 3/23/12	2,051,059
900	8.00%, 3/23/12	886,625
		32,252,803
Automotive Products—2.0%
8,302	Affinia Group, 8.358%, 11/30/11, Term B (b)	8,297,249

Principal
Amount
(000)		Value*
Automotive Products (continued)
	Cooper Standard Automotive, Inc.,
$2,345	7.75%, 12/31/11, Term B	$2,315,688
5,860	7.75%, 12/31/11, Term C	5,787,915
6,000	Federal-Mogul Corp., 6.65%, 12/31/07, Term B (b)	5,977,650
3,000	Goodyear Tire & Rubber Co., 6.43%, 4/20/14, Term B	2,921,874
		25,300,376
Banking—0.6%
	Aster Co., Ltd. (b),
€2,800	7.002%, 9/19/13, Term B	3,954,693
$2,137	7.824%, 9/19/13, Term B	2,075,047
2,214	8.324%, 9/19/14, Term C	2,159,659
		8,189,399
Building/Construction—1.4%
8,500	Building Materials Corp., 10.813%, 9/14/14 (b)	7,762,319
	Masonite International Corp., Term B (b),
2,554	7.084%, 4/6/13	2,405,600
1,394	7.231%, 4/6/13	1,313,057
2,554	7.36%, 4/6/13	2,405,600
4,749	Nortek, Inc., 7.05%, 8/27/11 (b)	4,654,536
		18,541,112
Chemicals—2.0%
	Brenntag AG (b),
€1,660	6.367%, 12/23/13	2,350,491
€340	6.367%, 12/23/13, Term B	481,987
	Chart Industries,
$2,667	7.188%, 10/14/12, Term B (b)	2,646,667
1,864	Georgia Gulf Corp., 7.178%, 11/30/13	1,844,218
	INEOS Group Ltd.,
3,903	7.357%, 10/7/12, Term A4	3,825,234
1,980	7.357%, 10/7/13, Term B	1,957,915
233	7.451%, 10/7/12, Term A4	231,412
1,980	7.857%, 10/7/14, Term C1	1,967,720
2,409	Innophos, Inc., 7.01%, 8/13/10, Term B (b)	2,391,023
4,848	KRATON Polymers Group LLC, 7.25%, 5/11/13 (b)	4,738,449
€1,995	MacDermid, Inc., 6.976%, 4/12/14 (b)	2,799,662
		25,234,778
Commercial Products—1.0%
	Alliance Laundry Holdings LLC, Term B,
$3,162	7.38%, 1/27/12 (b)	3,146,665
30	7.61%, 1/27/12	29,546
	iPayment, Inc. (b),
388	7.045%, 12/27/12	370,874
1,564	7.198%, 12/27/12	1,493,787
	Sigmakalon,
€924	6.158%, 6/30/12, Term A (b)	1,309,867
€1,587	6.658%, 9/19/12, Term B	2,244,061
€913	6.658%, 9/19/12, Term B1	1,289,918
€1,678	7.408%, 9/19/13, Term C1	2,351,172
		12,235,890

Principal
Amount
(000)		Value*
Computer Services—1.3%
$5,043	PanAmSat Corp., 6.706%, 7/3/12	$4,981,696
11,731	SunGard Data Systems, Inc., 6.898%, 2/11/13	11,598,035
		16,579,731
Computer Software—2.5%
	Infor Global Solutions (b),
€3,105	7.914%, 8/1/12, Term EU (e)	4,323,724
$1,496	7.95%, 7/28/12	1,451,786
233	8.95%, 8/1/12	226,726
666	8.95%, 8/1/12, Term DD	649,907
1,041	9.11%, 8/1/12	1,014,867
3,304	Riverdeep Interactive, 12.438%, 12/21/07 (b)	3,305,663
995	Riverdeep Interactive Learning Ltd., 7.948%, 11/28/13, Term B	990,841
16,000	Thomson Learning, Inc., 7.95%, 6/27/14, Term B	15,511,104
5,000	Trilogy International, Inc., 8.698%, 6/22/12 (b)	4,950,000
		32,424,618
Consumer Products—1.8%
6,546	Education Management Corp., 7.125%, 2/13/14, Term B (b)	6,365,528
	Jarden Corp., Term B,
5,998	6.948%, 1/24/12 (b)	5,888,991
2,992	7.698%, 1/24/12	2,970,056
	National Mentor, Inc. (b),
1,307	7.20%, 6/30/13, Term B	1,280,727
673	7.32%, 6/30/13, Term B	659,624
3,000	7.37%, 6/30/12	2,940,000
3,491	Pinnacle Foods, 7.948%, 3/30/14, Term B (b)	3,414,879
		23,519,805
Containers & Packaging—1.9%
	Graham Packaging Holdings Co., Term B,
5,633	7.50%, 10/18/11	5,535,629
50	7.625%, 10/18/11	49,133
2,133	7.75%, 10/18/11	2,096,333
2,133	8.00%, 10/18/11	2,096,333
	Intertape Polymer Group, Inc., Term B,
9	8.10%, 7/28/11	8,660
855	9.122%, 7/28/11 (b)	848,626
2,258	9.72%, 7/28/11 (b)	2,241,066
	JSG Packaging Ltd., Term A (b),
€30	5.877%, 11/29/12	42,492
€403	5.878%, 11/29/12	569,518
€332	6.30%, 11/29/12	468,984
€233	6.482%, 11/29/12	329,274
	Smurfit-Stone Container,
$1,528	5.393%, 11/1/10	1,515,849
836	6.75%, 11/1/10, Term C	829,332
329	6.75%, 11/1/11, Term B	326,084
764	6.75%, 11/1/11, Term C	757,385
1,367	7.125%, 11/1/11, Term B	1,356,158
2,792	7.625%, 11/1/11, Term B	2,769,481
2,505	7.625%, 11/1/11, Term C	2,485,442
		24,325,779

Principal
Amount
(000)		Value*
Diversified Manufacturing—1.4%
$7,917	Grant Forest Products, 13.25%, 9/16/13 (b)	$7,669,963
	Invensys PLC (b),
1,041	7.244%, 7/17/13	1,020,274
959	7.356%, 7/17/13	939,726
	KION Group GmbH (b),
3,000	7.493%, 12/20/14, Term B	2,952,615
3,000	7.743%, 12/20/15, Term C	2,964,885
	Linpac Mouldings Ltd. (b),
1,016	7.875%, 4/16/12, Term B	972,536
1,277	8.375%, 4/16/12, Term C	1,229,252
		17,749,251
Drugs & Medical Products—1.7%
	Bausch & Lomb, Inc. (e),
1,300	7.00%, 4/11/15, Term B	1,303,657
5,200	8.143%, 4/11/15, Term T	5,214,628
	Nycomed Holdings (b),
€2,270	7.209%, 12/20/15, Term B	3,076,649
€1,730	7.209%, 12/29/16, Term B	2,344,587
€4,000	7.709%, 12/20/15, Term C	5,451,994
	Warner Chilcott PLC,
$2,398	7.198%, 1/18/12, Term B	2,365,532
1,008	7.198%, 1/18/12, Term C	994,218
969	7.360%, 1/18/12, Term B	956,452
		21,707,717
Energy—1.4%
	Alon USA Energy, Inc. (b),
5,160	7.003%, 6/8/13	5,063,250
173	7.003%, 6/8/13, Term DD	170,083
107	7.069%, 6/8/13	104,667
485	7.069%, 6/8/13, Term DD	475,906
51	Edison Midwest, 6.82%, 4/27/11, Term B	49,214
5,141	Headwaters, Inc., 6.90%, 4/30/11, Term B (b)	5,064,128
	Longview Power (b),
141	7.125%, 2/27/14, Term DD	138,507
267	7.625%, 2/27/14, Term LC	261,500
280	7.813%, 2/27/14, Term DD	274,575
800	8.00%, 2/27/14, Term B	784,500
	Ruhrgas Industries (b),
868	7.63%, 7/15/13, Term B	863,199
868	7.63%, 7/15/14, Term C	867,539
	Targa Resources, Inc.,
774	5.073%, 10/31/11	768,480
65	7.198%, 10/31/12, Term B	64,040
3,096	7.541%, 10/31/12, Term B	3,073,921
		18,023,509
Entertainment—2.8%
17,772	MGM Studios, 8.448%, 4/8/12, Term B	17,083,591

Principal
Amount
(000)		Value*
Entertainment (continued)
	Revolution Studios LLC,
$811	7.26%, 12/25/12, Term A (b)	$799,076
87	7.82%, 12/25/12, Term A	85,678
5,010	8.51%, 12/25/14, Term B (b)	4,984,899
5,994	Six Flags Theme Parks, Inc., Term B, 7.75%, 4/30/15	5,725,907
	Warner Music Group, Inc., Term B,
1,441	7.093%, 2/28/11	1,410,556
555	7.151%, 2/28/11	543,567
2,017	7.499%, 2/28/11	1,973,861
3,739	7.541%, 2/28/11	3,659,110
		36,266,245
Financial Services—2.3%
	Bearingpoint, Inc. (b),
2,625	9.07%, 5/18/12	2,533,125
875	9.281%, 5/18/12	844,375
12,500	Chrysler Financial Corp., 9.36%, 8/3/12	12,498,800
11,880	Nielson Finance, 7.36%, 8/9/13, Term B	11,584,668
2,000	Wind Finance SL S.A., 10.978%, 10/26/14 (b)(e)	2,095,000
		29,555,968
Food Services—1.6%
	ARAMARK Corp.,
329	5.198%, 1/26/14, Term LC	321,841
4,146	7.198%, 1/26/14, Term B	4,052,796
	Arby’s Restaurant Group, Inc., Term B,
1,514	7.003%, 7/25/12	1,488,481
4,773	7.069%, 7/25/12	4,694,370
1,948	7.21%, 7/25/12	1,915,325
111	7.379%, 7/25/12	109,447
1,949	7.448%, 7/25/12	1,917,149
3,417	Michael Foods, Inc., 7.361%, 11/21/10, Term B (b)	3,374,199
3,482	Sturm Foods, Inc., 7.563%, 1/30/14, Term B (b)	3,264,844
		21,138,452
Healthcare & Hospitals—6.0%
	Biomet, Inc.,
4,000	8.203%, 3/25/15, Term B (e)	3,986,136
9,000	8.203%, 3/25/15, Term B	8,968,806
	Capio AB (b),
€356	6.852%, 3/8/15, Term B1	512,392
€1,209	6.852%, 3/8/16, Term C1	1,733,216
€1,209	6.977%, 3/8/15, Term B1	1,733,216
€356	6.977%, 3/8/16, Term C1	510,075
	Community Health Systems, Inc., Term B,
$3,143	7.755%, 7/25/14	3,073,945
1,079	7.76%, 7/2/14	1,055,285
	DaVita, Inc., Term B,
579	6.68%, 10/5/12	568,126
705	6.70%, 10/5/12	691,170
1,791	6.74%, 10/5/12	1,756,687
179	6.75%, 10/5/12	175,483
179	7.00%, 10/5/12	175,483
158	7.01%, 10/5/12	154,838

Principal
Amount
(000)		Value*
Healthcare & Hospitals (continued)
$24,812	HCA, Inc., 7.448%, 11/16/13, Term B	$24,283,398
	HealthSouth Corp.,
50	7.32%, 2/2/13	48,982
6,147	7.63%, 2/2/13	6,030,600
€3,000	ISTA, 8.094%, 6/15/16 (b)	4,003,883
$2,725	MultiPlan, Inc., 7.253%, 4/12/13, Term B (b)	2,672,770
	Psychiatric Solutions, Inc., Term B (b),
1,088	6.568%, 7/7/12	1,068,686
1,640	7.134%, 7/7/12	1,611,084
1,458	7.178%, 7/7/12	1,432,075
9,803	Renal Advantage, Inc., 8.098%, 10/6/12, Term B (b)	9,594,844
	United Surgical (b),
95	7.367%, 4/18/14, Term DD	91,771
1,669	7.381%, 4/18/14, Term B	1,609,573
110	7.43%, 4/18/14, Term DD	105,770
		77,648,294
Holding Companies—0.3%
€3,000	AVR Bedrijven NV, 6.976%, 3/1/14 (b)	4,238,539

Hotels/Gaming—1.2%
$693	CCM Merger, Inc., 7.72%, 7/21/12, Term B (b)	678,184
	MotorCity Casino Term B (b),
6,383	7.198%, 7/21/12	6,247,768
1,732	7.505%, 7/21/12	1,695,459
	Penn National Gaming, Inc., Term B,
200	6.60%, 5/26/12	199,096
553	6.65%, 5/26/12	549,926
1,128	6.76%, 5/26/12	1,122,655
19	6.95%, 5/26/12	19,296
4,851	Wimar OPCO LLC, 7.448%, 1/3/12, Term B	4,741,630
		15,254,014
Leasing—0.3%
	Rental Service Corp. (b),
2,000	8.75%, 11/21/13 (e)	1,955,000
1,989	8.75%, 11/21/13	1,944,836
		3,899,836
Manufacturing—2.5%
1,000	Boc Group, Inc., 11.11%, 11/30/14 (b)	870,000
	Bombardier, Inc., Term B (b),
102	7.19%, 6/26/13	99,806
7,277	7.70%, 6/26/13	7,086,222
6,000	Dresser-Rand Group, Inc., 8.01%, 5/4/14, Term T	5,889,378
	Graphic Packaging International Corp.,
1,251	7.128%, 5/3/14	1,245,264
1,194	7.499%, 5/3/14	1,187,883
540	7.51%, 5/3/14	537,728
	Lucite International Ltd. (b),
2,194	7.45%, 5/26/13, Term B	2,155,219
137	7.45%, 5/26/13, Term DD	135,000
641	7.61%, 5/26/13, Term DD	630,000

Principal
Amount
(000)		Value*
Manufacturing (continued)
$5,985	Polypore, Inc., 7.07%, 5/15/14 (b)	$5,842,856
6,151	Xerium Technologies, Inc., 7.948%, 5/18/12, Term B (b)	5,835,987
		31,515,343
Multi-Media—6.3%
6,470	American Media Operations, Inc., 8.59%, 1/30/13 (b)	6,397,212
1,238	Atlantic Broadband, Inc., 7.45%, 8/9/12, Term B (b)	1,223,604
7,000	Charter Communications, 7.698%, 9/5/14	6,738,669
	CMP Susqhuhanna Corp., Term B (b),
1,365	6.849%, 5/5/13	1,324,293
540	7.075%, 5/5/13	523,436
971	7.39%, 5/5/13	942,185
13,912	CSC Holdings, Inc., 6.875%, 2/24/13, Term B	13,612,226
4,975	Metro-Goldwyn Mayer, Inc., 8.448%, 4/8/12, Term B	4,782,219
8,500	NTL Investment, 7.224%, 1/6/13, Term B	8,268,910
	Seven Media Group, Term T (b),
AUD 1,083	8.835%, 2/7/13	988,919
AUD 7,800	8.878%, 2/7/13	7,120,218
$2,018	Source Media, Inc., 7.053%, 11/8/11, Term B	1,964,746
1,576	Thomas Media, 7.053%, 11/8/11, Term B	1,535,096
	Univision Communications, Inc., Term B,
416	7.36%, 9/15/14	395,042
14,564	7.61%, 9/15/14	13,826,468
2,000	7.629%, 3/15/09	1,987,500
	Young Broadcasting, Inc., Term B (b),
7,068	7.188%, 11/3/12	6,785,442
2,250	7.438%, 5/2/12	2,160,387
		80,576,572
Oil & Gas—1.5%
1,119	Big West Oil LLC, 8.75%, 5/2/14, Term B (b)	1,085,188
12,000	El Paso Corp., 5.273%, 6/15/09 (b)	11,760,000
2,666	Newpark Resources, Inc., 7.893%, 8/17/11 (b)	2,639,657
	Oxbow Carbon & Minerals LLC (b),
110	6.753%, 5/4/14, Term B	106,030
3,637	7.198%, 5/4/14, Term B	3,507,351
329	7.198%, 5/4/14, Term DD	317,329
		19,415,555
Paper/Paper Products—0.8%
	Georgia-Pacific Corp.,
€816	6.476%, 12/20/10, Term A (b)	1,162,420
$731	6.948%, 12/20/12, Term B	714,390
895	7.264%, 12/20/12, Term B	875,209
4,607	7.474%, 12/20/12, Term B	4,505,442
3,000	7.474%, 12/20/12, Term B (e)	2,933,838
		10,191,299

Principal
Amount
(000)		Value*
Printing/Publishing—2.0%
€3,917	Seat Pagine Gialle SpA, 4.157%, 5/25/12, Term A (b)	$5,580,482
	Tribune Co.,
$11,350	7.744%, 5/30/09, Term X (e)	11,236,376
9,000	8.244%, 5/30/14, Term B	8,379,000
		25,195,858
Recreation—2.1%
	Amadeus Global Travel (b),
5,200	7.636%, 4/8/13, Term B	5,067,343
5,200	7.886%, 4/8/14, Term C	5,075,693
6,903	Cedar Fair L.P., 6.753%, 8/30/12	6,777,417
	Travelport,
6,000	7.35%, 8/23/13, Term DD	5,890,314
3,559	7.448%, 8/23/13	3,494,725
		26,305,492
Retail—0.2%
	Neiman Marcus Group, Inc.,
42	7.09%, 4/6/13	41,178
2,673	7.448%, 4/6/13	2,635,434
		2,676,612
Telecommunications—6.9%
	Centennial Cellular Communications Corp. (b),
8,603	7.198%, 2/9/11	8,520,604
666	7.541%, 1/20/11	659,283
6,772	Consolidated Communications, Inc., 6.948%, 10/14/11, Term B (b)	6,750,547
6,500	Dobson Communications Corp., 7.24%, 3/14/14 (b)	6,426,875
	eircom Group PLC (b),
€3,700	6.625%, 8/15/14, Term B	5,249,987
€3,700	6.875%, 8/15/15, Term C	5,274,825
€2,000	9.00%, 2/15/16	2,870,773
$9,967	Hawaiian Telcom Communications, Inc., 7.45%, 6/1/14, Term C	9,758,989
	Integra Telecom, Inc., Term T,
2,263	9.053%, 8/31/13 (b)	2,277,576
4,235	9.053%, 8/31/13 (b)(e)	4,261,469
983	9.97%, 8/31/13	1,012,689
5,500	Intelsat Ltd., 7.206%, 2/15/14	5,451,875
	Nordic Telephone Co. Holdings ApS,
€4,414	6.03%, 11/30/13, Term B	6,325,617
€5,285	6.28%, 11/30/14, Term C	7,608,130
$7,500	Qwest Corp., 6.95%, 6/30/10, Term B	7,575,000
	Telesat Canada, Inc. (e),
8,291	6.00%, 10/22/14, Term B	8,223,971
709	6.00%, 10/22/14, Term DD	702,904
		88,951,114
Transportation—0.4%
5,437	Fleetpride Corp., 7.698%, 6/6/13, Term B (b)	5,342,344

Principal
Amount
(000)			Value*
Utilities—2.4%
	AES Corp., Term B (b),
$3,720	7.00%, 4/30/08		$3,702,280
3,720	7.19%, 8/10/11		3,702,280
4,170	Midwest Generation LLC, 6.901%, 12/31/11, Term B (b)		4,139,120
3,625	Sandridge Energy, Inc., 8.985%, 4/1/14 (b)		3,611,406
	Texas Competitive Electric Holdings Co. LLC,
10,000	7.00%, 10/10/14 (e)		10,003,110
6,000	7.00%, 10/10/14, Term B (b)		6,000,000
			31,158,196
Waste Disposal—0.5%
	Allied Waste North America, Inc.,
2,443	5.121%, 3/28/14		2,402,946
2,211	6.373%, 3/28/14, Term B		2,174,681
885	6.50%, 3/28/14, Term B		869,873
1,188	6.88%, 3/28/14, Term B		1,167,935
147	6.89%, 3/28/14, Term B		144,979
			6,760,414
Wholesale—0.8%
9,850	Roundy’s, Inc., 8.46%, 10/27/11, Term B		9,817,668
Wire & Cable Products—1.0%
	UPC Broadband Holding BV,
€4,345	6.302%, 12/31/14, Term M		6,097,759
€3,000	7.042%, 12/31/14		4,224,390
€2,000	7.042%, 12/31/14 (e)		2,816,260
			13,138,408
	Total Senior Loans (cost—$850,955,699)		845,557,455

		Credit Rating
		(Moody’s/S&P)
CORPORATE BONDS & NOTES—24.4%
Airlines—0.1%
$1,872	JetBlue Airways Corp., pass thru certificates,
	8.658%, 5/15/10, Ser. 04-2, FRN	B1/BB-	1,855,816

Apparel & Textiles—0.7%
8,600	Hanesbrands, Inc., 8.784%, 12/15/14, Ser. B, FRN	B2/B-	8,686,000

Automotive Products—0.8%
4,500	Dura Operating Corp., 8.625%, 4/15/12, Ser. B (b)(i)	NR/NR	1,755,000
9,000	Goodyear Tire & Rubber Co., 9.135%, 12/1/09, FRN	Ba3/B	9,157,500
			10,912,500
Banking—0.8%
£4,929	Royal Bank of Scotland PLC, 9.370%, 4/6/11, FRN (f)	NR/NR	9,954,866

Building/Construction—0.8%
€7,000	Grohe Holding GmbH, 7.607%, 1/15/14, FRN (b)	B2/B	9,747,484

Chemicals—0.2%
€2,000	Rhodia S.A., 7.482%, 10/15/13, FRN (a)(d)	B1/B	2,864,567

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Computer Services—0.2%
$2,000	SunGard Data Systems, Inc., 9.125%, 8/15/13	Caa1/B-	$2,050,000

Containers & Packaging—0.5%
3,000	Berry Plastics Holding Corp., 9.569%, 9/15/14, FRN	B3/B	3,022,500
3,000	Graphic Packaging International Corp., 8.50%, 8/15/11	B2/B-	3,060,000
			6,082,500
Electronics—0.7%
6,000	Sanmina-SCI Corp., 8.444%, 6/15/10, FRN (a)(d)	Ba3/B+	6,030,000
3,300	Spansion LLC, 8.746%, 6/1/13, FRN (a)(d)	B1/B+	3,143,250
			9,173,250
Energy—0.8%
9,500	El Paso Corp., 7.375%, 12/15/12	Ba3/BB-	9,733,187

Financial Services—4.7%
3,500	Chukchansi Economic Dev. Auth., 8.859%, 11/15/12, FRN (d)	B2/BB-	3,517,500
	Ford Motor Credit Co., FRN,
5,715	6.813%, 1/15/10	B1/B	5,446,801
12,350	7.993%, 1/13/12	B1/B	11,443,362
10,000	General Motors Acceptance Corp., 7.821%, 12/1/14, FRN	Ba1/BB+	8,907,970
€6,000	Hellas Telecommunications Luxembourg V, 8.232%, 10/15/12, FRN	B1/B	8,691,356
$4,000	Hexion U.S. Finance Corp., 10.058%, 11/15/14, FRN	B3/B	4,160,000
	LVB Acquisition Merger Sub., Inc. (a)(d),
2,100	10.00%, 10/15/17	B3/B-	2,168,250
2,100	10.375%, 10/15/17, PIK	B3/B-	2,136,750
2,800	11.625%, 10/15/17	Caa1/B-	2,866,500
	Universal City Florida Holding Co.,
2,000	8.375%, 5/1/10	B3/B-	2,050,000
9,000	10.106%, 5/1/10, FRN	B3/B-	9,247,500
			60,635,989

Food Services—0.8%
10,000	ARAMARK Corp., 8.856%, 2/1/15, FRN	B3/B-	10,100,000

Healthcare & Hospitals—0.5%
4,000	Rotech Healthcare, Inc., 9.50%, 4/1/12	Caa3/CCC	3,220,000
3,500	Universal Hospital Services, Inc., 8.759%, 6/1/15, FRN (a)(d)	B3/B+	3,526,250
			6,746,250
Hotels/Gaming—0.5%
7,000	Seminole Hard Rock Entertainment, Inc., 8.194%, 3/15/14, FRN (a)(d)	B1/BB	6,877,500

Insurance—0.3%
	Residential Reins Ltd., FRN (a)(b)(d)(f),
3,000	12.871%, 6/7/10, Ser. CL1	NR/BB	3,096,000
1,200	13.371%, 6/7/10, Ser. CL5	NR/BB+	1,242,900
			4,338,900
Manufacturing—0.7%
€6,500	Bombardier, Inc., 7.631%, 11/15/13, FRN (a)(d)	Ba2/BB	9,591,958

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Metals & Mining—0.6%
$7,050	Freeport-McMoRan Copper & Gold, Inc., 8.394%, 4/1/15, FRN	Ba3/BB	$7,296,750

Multi-Media—2.5%
16,000	Cablevision Systems Corp., 9.644%, 4/1/09, Ser. B, FRN	B3/B+	16,520,000
2,000	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	2,010,000
8,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC	8,200,000
3,200	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB-	3,360,000
2,000	ION Media Networks, Inc., 11.493%, 1/15/13, FRN (a)(d)	Caa1/CCC-	2,040,000
			32,130,000
Paper/Paper Products—2.0%
	Abitibi-Consolidated, Inc.,
3,000	7.75%, 6/15/11	B3/B	2,505,000
2,000	7.875%, 8/1/09	B3/B	1,930,000
8,000	9.194%, 6/15/11, FRN	B3/B	6,600,000
4,000	Bowater, Inc., 8.694%, 3/15/10, FRN	B3/B	3,680,000
10,500	Verso Paper Holdings LLC, 9.106%, 8/1/14, Ser. B, FRN	B2/B+	10,605,000
			25,320,000
Semi-Conductors—0.9%
12,000	Freescale Semiconductor, Inc., 9.569%, 12/15/14, FRN	B1/B	11,085,000

Telecommunications—5.3%
2,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	2,015,000
8,750	Hawaiian Telcom Communications, Inc., 10.86%, 5/1/13, Ser. B, FRN	Caa1/CCC	8,903,125
	Intelsat Bermuda Ltd., FRN,
9,500	8.886%, 1/15/15	Caa1/B-	9,690,000
6,000	11.409%, 6/15/13	Caa1/B-	6,285,000
€6,350	Nordic Telephone Co. Holdings ApS, 10.107%, 5/1/16, FRN (a)(d)	B2/B	9,416,540
$11,150	Nortel Networks Ltd., 9.493%, 7/15/11, FRN (a)(d)	B3/B-	11,066,375
8,550	Qwest Communications International, Inc., 9.058%, 2/15/09, FRN	Ba3/B+	8,635,500
6,000	Qwest Corp., 8.944%, 6/15/13, FRN	Ba1/BBB-	6,427,500
6,500	TelCordia Technologies, Inc., 8.993%, 7/15/12, FRN (a)(d)	B2/B	6,045,000
			68,484,040
	Total Corporate Bonds & Notes (cost—$312,162,224)		313,666,557

ASSET-BACKED SECURITIES—0.1%
977	CIT Group Home Equity Loan Trust, 5.143%, 6/25/33, FRN	Aaa/AAA	939,371
945	Salomon Brothers Mortgage Securities VII, 5.173%, 3/25/32, FRN	NR/AAA	938,906
	Total Asset-Backed Securities (cost—$1,918,951)		1,878,277

SHORT-TERM INVESTMENTS—9.7%
Commercial Paper—4.5%
Banking—2.6%
33,800	Rabobank USA Financial Co., 4.81%, 11/1/07	P-1/A-1+	33,800,000

Financial Services—1.9%
23,800	UBS Finance LLC, 4.67%, 11/1/07	P-1/A-1+	23,800,000
	Total Commercial Paper (cost—$57,600,000)		57,600,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
U.S. Treasury Bills (g)—2.8%
$35,925	3.81%-4.62%,11/29/07-12/13/07 (cost—$35,776,477)		$35,776,477

Corporate Notes—1.2%
Airlines—0.1%
765	JetBlue Airways Corp., 9.944%, 3/15/08, Ser. 04-1, FRN	B1/BB-	767,661

Energy—0.0%
250	Transcontinental Gas Pipe Line Corp., 6.523%, 4/15/08, FRN (a)(d)	Baa2/BBB-	250,625

Financial Services—1.1%
14,000	Ford Motor Credit Co., 8.359%, 11/2/07, FRN	B1/B	14,000,000
	Total Corporate Notes (cost—$15,015,263)		15,018,286

Repurchase Agreement—1.2%
16,000	Lehman Brothers, dated 10/31/07, 4.45% due 11/1/07 proceeds $16,001,978; collateralized by U.S. Treasury Inflation Index Bond, 3.00%, due 7/15/12, valued at $16,286,346 including accrued interest (cost—$16,000,000)		16,000,000
	Total Short-Term Investments (cost—$124,391,740)		124,394,763

Contracts
OPTIONS PURCHASED (h)—0.0%
	Call Options—0.0%
	U.S. Treasury Notes 5 yr. Futures (CBOT),
550	strike price $123.50, expires 11/20/07	8,594
	U.S. Treasury Notes 10 yr. Futures (CBOT),
1,011	strike price $130, expires 11/20/07	15,797
		24,391
	Put Options—0.0%
	Financial Future Euro—90 day (CME),
2,900	strike price $91.75, expires 3/17/08	7
390	strike price $92, expires 3/17/08	1
		8
	Total Options Purchased (cost—$60,719)	24,399
	Total Investments (cost—$1,289,489,333)—100.0%	$1,285,521,451

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Fund’s Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $923,964,920, representing 71.87% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on October 31, 2007.

(d)

144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after October 31, 2007.
(f)	Fair-valued security—Securities with an aggregate value of $14,293,766, representing 1.11% of total investments, have been fair-valued.
(g)	All or partial amount segregated as collateral for futures contracts, swaps and/or when-issued and/or delayed-delivery securities.
(h)	Non-income producing.
(i)	Security in default.

Glossary:

£—British Pound

€—Euros

AUD—Australian Dollar

CBOT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

FRN—Floating Rate Note.  The interest rate disclosed reflects the rate in effect on October 31, 2007.

LIBOR—London Inter-bank Offered Rate

NR—Not Rated

PIK—Payment-in-Kind

Other Investments:

(1)  Futures contracts outstanding at October 31, 2007:

		Market		Unrealized
		Value	Expiration	Appreciation
Type	Contracts	(000)	Date	(Depreciation)
Long: Financial Future British Pound—90 day	1,061	$259,308	3/20/08	$(616,848)
Financial Future Euro—90 day	1,163	277,681	3/17/08	892,975
United Kingdom—90 day	1,751	23	3/20/08	(1,755)
Short: U.S. Treasury Notes 5 yr. Futures	(550)	(59,039)	12/31/07	111,089
U.S. Treasury Notes 10 yr. Futures	(271)	(29,814)	12/19/07	115,843
				$501,304

(2) Credit default swap agreements outstanding at October 31, 2007:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
Abitibi-Consolidated	$5,000	6/20/08	2.95%	$(88,812)
Bombardier	3,500	6/20/10	3.80%	267,676
Georgia-Pacific	6,500	3/20/14	1.78%	(519,578)
LCDX	3,430	6/20/12	1.20%	(35,270)
Williams Cos.	5,000	12/20/09	1.65%	127,018
Barclays Bank
Dynegy Holdings	6,000	3/20/12	2.15%	(177,709)
Qwest Capital Funding	5,000	3/20/12	1.50%	(137,061)
Bear Stearns
Allied Waste North America	1,500	12/20/07	1.85%	4,519
ArvinMeritor	1,500	12/20/07	1.14%	2,901
Dow Jones CDX	110,000	12/20/12	3.75%	(1,187,069)
Dynegy Holdings	1,500	12/20/09	2.35%	40,794
MGM	5,000	12/20/09	1.54%	42,499
Roundy’s Supermarket	2,000	3/20/12	1.10%	(82,183)
Smurfit-Stone Container	1,500	12/20/09	1.76%	4,309
Smurfit-Stone Container	5,000	12/20/09	1.87%	26,100
Citigroup
Ford Motor Credit	6,000	3/20/12	2.38%	(434,773)
Host Marriott	5,000	12/20/09	1.70%	70,887
NRG Energy	6,000	3/20/12	1.70%	(266,529)
Reliant Energy	5,000	12/20/09	3.20%	141,738
RH Donnelley	6,000	3/20/12	1.84%	(249,469)
Univision Communications	2,000	3/20/12	0.97%	(114,762)
Univision Communications	2,000	3/20/12	0.97%	(114,762)
Credit Suisse First Boston
Dow Jones CDX	€7,400	6/20/11	2.90%	399,914
Equistar Chemicals	$5,000	12/20/09	2.25%	(29,302)
Intelsat Bermuda	7,000	3/20/10	3.21%	(170,981)
Samis	1,000	9/20/08	2.45%	20,265
Samis	1,800	12/20/09	2.15%	20,838
Deutsche Bank
Dow Jones CDX	10,290	6/20/12	1.20%	(156,190)
Ford Motor	1,000	6/20/12	2.17%	(31,505)
Goldman Sachs
Dow Jones CDX	7,100	6/20/12	0.99%	(285,098)
Ford Motor Credit	13,000	3/20/12	2.54%	(875,613)
Freescale Semiconductor	4,000	3/20/12	2.67%	(323,539)
LCDX	98	6/20/12	1.20%	4,370
Royal Caribbean	6,500	12/20/13	1.33%	(94,382)
Tenet Healthcare	6,000	3/20/12	3.47%	(534,255)
JPMorgan Chase
NRG Energy	5,000	12/20/09	2.20%	33,013
Owens Brockway	5,000	12/20/11	2.09%	129,918

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Lehman Brothers
ARAMARK	$1,000	9/20/12	3.90%	$21,013
Bon-Ton Stores	4,000	3/20/12	4.05%	(454,004)
Celestica	5,000	3/20/12	2.85%	(197,709)
GMAC	5,000	12/20/08	5.00%	30,092
HCA	5,000	12/20/09	1.55%	(65,984)
PanAmSat	3,000	12/20/09	3.00%	124,332
Qwest Holding	13,000	3/20/12	1.55%	(330,875)
Six Flags	3,000	6/20/12	1.75%	(147,280)
Smurfit-Stone Container	3,000	12/20/09	1.85%	14,381
Station Casinos	5,000	12/20/09	1.45%	(72,077)
TRW Automotive	5,000	12/20/09	2.05%	103,986
Merrill Lynch & Co.
AES	3,000	12/20/09	2.60%	81,914
ARAMARK	1,000	9/20/12	2.60%	15,253
ArvinMeritor	4,500	12/20/09	2.25%	(7,672)
Chesapeake Energy	5,000	12/20/09	1.30%	68,819
CMS Energy	1,500	12/20/09	1.85%	41,802
Delhaize America	5,000	12/20/09	1.07%	99,764
Dow Jones CDX	4,700	6/20/12	2.368%	85,609
Toys “R” Us	5,000	12/20/09	3.20%	(119,637)
Morgan Stanley
Biomet	3,000	9/20/12	3.05%	41,937
Hanesbrands	2,000	3/20/12	0.90%	(58,319)
Russian Federation	700	6/20/08	0.245%	(334)
Wachovia
Ford Motor	5,000	12/20/09	2.14%	(210,084)
General Motors	5,000	12/20/09	2.26%	(101,600)
				$(5,608,756)

(3) Interest rate swap agreements outstanding at October 31, 2007:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Bank of America	$340,000	6/18/09	3-Month USD-LIBOR	5.00%	$1,478,218
Bank of America	444,400	2/15/17	4.785%	3-Month USD-LIBOR	(874,502)
Bank of America	444,400	2/15/17	3-Month USD-LIBOR	5.91%	997,365
Barclays Bank	538,900	6/21/25	5.70%	3-Month USD-LIBOR	(33,937,497)
Barclays Bank	265,000	6/21/25	3-Month USD-LIBOR	5.70%	11,812,745
Deutsche Bank	190,800	12/19/08	3-Month USD-LIBOR	5.00%	536,450
Deutsche Bank	36,700	12/19/17	3-Month USD-LIBOR	5.00%	1,879,679
Goldman Sachs	36,300	12/19/08	3-Month USD-LIBOR	5.00%	95,382
Lehman Brothers	613,000	12/18/24	3-Month USD-LIBOR	5.70%	28,055,460
Lehman Brothers	630,000	12/18/24	5.77%	3-Month USD-LIBOR	(36,997,485)
Morgan Stanley	14,000	12/19/17	3-Month USD-LIBOR	5.00%	(91,737)
UBS	8,000	12/19/08	3-Month USD-LIBOR	5.00%	23,101
UBS	255,000	6/21/25	3-Month USD-LIBOR	5.70%	12,425,984
					$(14,596,837)

LIBOR - London Inter-bank Offered Rate

The Fund received $27,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(4)  Forward foreign currency contracts outstanding at October 31, 2007:

			Unrealized
	U.S. $ Value	U.S. $ Value	Appreciation
	Origination Date	October 31, 2007	(Depreciation)
Purchased:
AUD 1,143,000 settling 11/21/07	$1,031,249	$1,058,018	$26,769
€ 1,830,000 settling 11/5/07	2,580,476	2,647,777	67,301
Sold:
AUD 10,065,250 settling 11/8/07	9,028,529	9,323,748	(295,219)
€ 1,830,000 settling 11/5/07	2,589,267	2,647,777	(58,510)
€ 96,501,000 settling 11/5/07	136,670,120	139,624,643	(2,954,523)
£ 6,709,000 settling 11/1/07	13,485,090	13,936,482	(451,392)
£ 6,709,000 settling 12/20/07	13,846,370	13,914,527	(68,157)
			$(3,733,731)

AUD—Australian Dollar

£—British Pounds

€—Euro

(5) At October 31, 2007, the Fund held the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Amount
Big West Oil	$1,375,000
Community Health	278,422
Eastman Kodak	5,000,000
Harrah’s Entertainment, Inc.	6,000,000
Longview Power	512,000
Mylan Laboratories, Inc.	6,250,000
NRG Energy	7,965,643
SLM Corp.	6,400,000
Telesat Canada, Inc.	7,000,000
United Surgical	117,742
Univision	520,134
$41,418,941

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a -3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Strategy Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 26, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 26, 2007

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 26, 2007